PARNASSUS INCOME FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

Parnassus Income Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Income Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS EQUITY INCOME FUND

Portfolio of Investments as of March 31, 2013 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Chemicals
1,734,304	Compass Minerals International Inc.		136,836,586
1,000,000	Praxair Inc.		111,540,000
		4.2%	248,376,586
	Communications Equipment
1,700,000	QUALCOMM Inc.	1.9%	113,815,000

	Consulting Services
1,000,000	Accenture PLC	1.3%	75,970,000

	Cosmetics & Personal Care
3,350,000	Procter & Gamble Co.	4.4%	258,151,000

	Data Processing
3,700,000	Paychex Inc.	2.2%	129,759,000

	Financial Services
11,209,656	Charles Schwab Corp.		198,298,815
275,000	MasterCard Inc.		148,810,750
		5.9%	347,109,565
	Food Products
2,250,670	McCormick & Co.		165,536,779
4,000,000	Mondelez International Inc.		122,440,000
3,100,000	PepsiCo Inc.		245,241,000
4,650,000	Sysco Corp.		163,540,500
		11.8%	696,758,279
	Footwear
1,073,824	Nike Inc.	1.1%	63,366,354

	Home Products
1,131,000	WD-40 Co.	1.0%	61,944,870

	Industrial Manufacturing
3,177,757	Pentair Ltd.		167,626,682
2,857,914	Teleflex Inc.		241,522,312
		6.9%	409,148,994
	Insurance
1,000,000	Verisk Analytics Inc. θ	1.0%	61,630,000

	Internet
250,000	Google Inc. θ	3.4%	198,507,500

	Medical Equipment
2,982,249	Patterson Companies Inc.	1.9%	113,444,752

	Natural Gas
2,246,000	Energen Corp.		116,814,460
4,802,500	MDU Resources Group Inc.		120,014,475
1,600,000	Northwest Natural Gas Co.		70,112,000
4,523,041	Spectra Energy Corp.		139,083,510
		7.5%	446,024,445
	Oil & Gas
5,000,000	W&T Offshore Inc.	1.2%	71,000,000

	Pharmaceuticals
2,500,000	Gilead Sciences Inc. θ		122,325,000
1,600,000	Novartis AG (ADR)		113,984,000
910,000	Valeant Pharmaceuticals International Inc. θ		68,268,200
		5.2%	304,577,200
	Professional Services
4,887,485	Iron Mountain Inc.	3.0%	177,464,580

	Retail
3,150,000	CVS Caremark Corp.		173,218,500
2,200,000	Target Corp.		150,590,000
		5.5%	323,808,500
	Semiconductor Capital Equipment
17,557,107	Applied Materials Inc.	4.0%	236,669,802

	Telecommunications Equipment
2,044,403	Motorola Solutions Inc.	2.2%	130,903,124

	Telecommunications Provider
5,340,325	Shaw Communications Inc. λ	2.2%	132,012,834

	Transportation
2,700,000	C.H. Robinson Inc.		160,542,000
4,100,000	Expeditors International of Washington Inc.		146,411,000
1,550,000	United Parcel Service Inc.		133,145,000
		7.4%	440,098,000
	Utility & Power Distribution
1,600,000	AGL Resources Inc.		67,120,000
8,000,000	Questar Corp.		194,640,000
		4.4%	261,760,000
	Waste Management
5,429,738	Waste Management Inc.	3.6%	212,900,027

	Total investment in equities
	(cost $4,122,216,508)	93.2%	5,515,200,412

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Certificates of Deposit α
100,000	Community Bank of the Bay 0.40%, matures 07/15/2013		98,817
250,000	Community Trust Credit Union 0.80%, matures 10/15/2013		244,520
		0.0%	343,337
	Certificates of Deposit Account Registry Service α
500,000	CDARS agreement with Community Bank of the Bay,
	dated 10/11/2012, matures 10/10/2013, 0.15%
	Participating depository institutions:
	Citizens Business Bank, par 180,341;
	Peoples State Bank, par 241,000;
	United Community Bank, par 78,659;
	(cost $489,287)		489,287
500,000	CDARS agreement with Community Bank of the Bay,
	dated 10/18/2012, matures 10/17/2013, 0.15%
	Participating depository institutions:
	Bank of the West, par 221,129;
	Flagstar Bank, par 38,370;
	The Huntington National Bank, par 241,000;
	(cost $488,902)		488,902
500,000	CDARS agreement with Community Bank of the Bay,
	dated 01/24/2013, matures 01/23/2014, 0.15%
	Participating depository institutions:
	Apple Bank for Savings, par 15,193;
	Citizens Business Bank, par 60,659;
	First Bank, par 241,000;
	MB Financial Bank, par 183,148;
	(cost $483,517)		483,517
500,000	CDARS agreement with Community Bank of the Bay,
	dated 02/07/2013, matures 02/06/2014, 0.15%
	Participating depository institutions:
	First Commonwealth Bank, par 241,000;
	Flagstar Bank, par 202,630;
	The PrivateBank and Trust Company, par 56,370;
	(cost $482,692)		482,692
		0.0%	1,944,398
	Community Development Loans α
100,000	Boston Community Loan Fund 1.00%, matures 04/15/2013		99,705
5,000,000	MicroVest Plus, LP Note 2.50%, matures 10/15/2013		4,835,617
100,000	New Hampshire Community Loan Fund 1.00%, matures 07/15/2013		98,209
200,000	Root Capital Loan Fund 1.50%, matures 01/25/2014		190,070
100,000	Vermont Community Loan Fund 1.00%, matures 04/15/2013		99,705
		0.1%	5,323,306
	Time Deposits
346,513,370	BBH Cash Management Service
	Citibank, Nassau 0.03%, due 04/01/2013		200,000,000
	Wells Fargo, Grand Cayman 0.03%, due 04/01/2013		146,513,370
		5.8%	346,513,370
	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
133,339,143	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.02%	2.3%	133,339,143

	Total short-term securities
	(cost $487,463,554)	8.2%	487,463,554

	Total securities
	(cost $4,609,680,062)	101.4%	6,002,663,966

	Payable upon return of securities loaned	(2.3%)	(133,339,143)

	Other assets and liabilities - net	0.9%	46,158,048

	Total net assets	100.0%	5,915,482,871

	θ This security is non-income producing.

	λ This security, or partial position of this security, was on loan at March 31, 2013. The total value of the securities on loan at March 31, 2013 was $130,692,168.

	α Market value adjustments have been applied to these securities to reflect potential early withdrawal.

The portfolio of investments as of March 31, 2013 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2013, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Equity Income Fund

Cost of long-term investments	$4,122,296,112
Unrealized appreciation	$1,415,488,051
Unrealized depreciation	(22,583,751)

Net unrealized appreciation	$1,392,904,300

The Parnassus Equity Income Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-04 (“ASU 2011-04”), Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which amends guidance on fair value measurements to clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements (e.g., to require entities to disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level III of the fair value hierarchy) and to change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. For instance, the amendments clarify that premiums and discounts should only be applied if market participants would do so when pricing the asset or liability. Premiums and discounts related to the size of an entity’s holding (for example, a blockage factor) rather than as a characteristic of the asset or liability (for example, a control premium) is not permitted in a fair value measurement. The guidance also requires enhanced disclosures about fair value measurements, including, among other things, (a) for fair value measurements categorized within Level III of the fair value hierarchy, (1) quantitative information about the significant unobservable inputs used in the measurement, and (2) a description of the valuation processes used by the reporting entity, and (b) the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed (for example, a financial instrument that is measured at amortized cost in the statement of financial position but for which fair value is disclosed). The Fund adopted this guidance on January 1, 2012. Such adoption did not have a material impact on the Fund's 2012 financial statements.

The following table summarizes the portfolio's financial assets as of March 31, 2013, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$345,969,188	$-	$-	$345,969,188
Consumer Staples	1,190,072,649	-	-	1,190,072,649
Energy	326,897,971	-	-	326,897,971
Financials	198,298,815	-	-	198,298,815
Health Care	659,544,264	-	-	659,544,264
Industrials	1,059,719,289	-	-	1,059,719,289
Information Technology	1,034,435,175	-	-	1,034,435,175
Materials	248,376,586	-	-	248,376,586
Utilities	451,886,475	-	-	451,886,475
Short-Term Investments	479,852,513	-	7,611,041	487,463,554
Total	$5,995,052,925	$-	$7,611,041	$6,002,663,966

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of March 31, 2013:

Certificates of Deposit & Community Development Loans

Balance as of December 31, 2012	$7,561,876
Discounts/premiums amortization	49,165
Purchases	-
Sales	-
Balance as of March 31, 2013	$7,611,041

There were no significant transfers between Level 1 and Level 2. Additionally, there were no significant transfers in and/or out of Level 3.

Quantitative information about Level 3 fair value measurements:

	Fair Value at	Valuation		Range /
	March 31, 2013	Technique	Unobservable Input	Weighted Average

Certificates of Deposit	$2,287,735	Liquidity Discount	Discount for Lack of Marketability	4%

Community Development Loans	$5,323,306	Liquidity Discount	Discount for Lack of Marketability	6%
			Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund's Certificates of Deposits are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund's Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund's valuation committee is comprised of independent trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS FIXED-INCOME FUND

Portfolio of Investments as of March 31, 2013 (unaudited)

Principal Amount $	Convertible Bonds	Percent of Net Assets	Market Value ($)

	Health Care Services
1,000,000	Hologic Inc. 2.00%, due 12/15/2037	0.5%	1,003,750

	Total investment in convertible bonds
	(cost $710,609)	0.5%	1,003,750

Principal Amount $	Corporate Bonds	Percent of Net Assets	Market Value ($)

	Air Transportation
1,576,946	Southwest Air 07-1 Trust 6.15%, due 08/01/2022	0.9%	1,860,795

	Chemicals
2,500,000	Praxair Inc. 4.38%, due 03/31/2014		2,594,890
3,000,000	Praxair Inc. 4.50%, due 08/15/2019		3,484,152
		2.8%	6,079,042
	Computers
2,000,000	International Business Machines Corp. 6.50%, due 10/15/2013	1.0%	2,065,380

	Cosmetics & Personal Care
2,000,000	Procter & Gamble Co. 4.95%, due 08/15/2014		2,127,136
500,000	Procter & Gamble Co. 3.50%, due 02/15/2015		526,912
4,000,000	Procter & Gamble Co. 2.30%, due 02/06/2022		4,022,620
		3.1%	6,676,668
	Data Processing
2,000,000	Fiserv Inc. 3.13%, due 10/01/2015	1.0%	2,099,078

	Health Care Products
2,000,000	CR Bard Inc. 4.40%, due 01/15/2021	1.0%	2,235,828

	Internet
3,000,000	Google Inc. 3.63%, due 05/19/2021	1.6%	3,326,190

	Networking Products
2,800,000	Cisco Systems Inc. 5.50%, due 02/22/2016	1.5%	3,182,105

	Pharmaceuticals
3,000,000	Genentech Inc. 4.75%, due 07/15/2015		3,268,554
3,000,000	Genzyme Corp. 3.63%, due 06/15/2015		3,198,297
2,000,000	Gilead Sciences Inc. 4.50%, due 04/01/2021		2,268,222
		4.1%	8,735,073
	Retail
2,000,000	CVS Caremark Corp. 4.13%, due 05/15/2021		2,226,640
3,500,000	TJX Cos., Inc. 4.20%, due 08/15/2015		3,791,662
		2.8%	6,018,302
	Semiconductor Capital Equipment
2,000,000	Applied Materials Inc. 4.30%, due 06/15/2021		2,227,832
2,000,000	Applied Materials Inc. 5.85%, due 06/15/2041		2,381,882
		2.2%	4,609,714
	Software
2,000,000	Adobe Systems Inc. 3.25%, due 02/01/2015		2,087,006
2,000,000	Intuit Inc. 5.75%, due 03/15/2017		2,290,428
		2.1%	4,377,434
	Transportation
2,000,000	Burlington Northern Santa Fe Corp. 4.70%, due 10/01/2019	1.1%	2,329,332

	Utility & Power Distribution
2,000,000	AGL Capital Corp. 5.25%, due 08/15/2019	1.1%	2,386,048

	Waste Management
3,000,000	Waste Management Inc. 6.38%, due 03/11/2015		3,313,992
2,000,000	Waste Management Inc. 7.13%, due 12/15/2017		2,448,974
		2.7%	5,762,966
	Total investment in corporate bonds
	(cost $57,440,039)	29.0%	61,743,955

Principal Amount $	Supranational Bonds	Percent of Net Assets	Market Value ($)

	Supranational Bonds
5,000,000	International Finance Corp. 0.50%, due 05/16/2016	2.3%	4,999,370

	Total investment in supranational bonds
	(cost $4,990,050)	2.3%	4,999,370

Principal Amount $	U.S. Government Treasury Bonds	Percent of Net Assets	Market Value ($)

	U.S. Government Treasury Bonds
4,000,000	U.S. Treasury 1.75%, due 04/15/2013		4,002,500
4,500,000	U.S. Treasury 1.13%, due 06/15/2013		4,509,491
4,500,000	U.S. Treasury 3.13%, due 09/30/2013		4,566,798
5,000,000	U.S. Treasury 2.00%, due 11/30/2013		5,061,330
6,000,000	U.S. Treasury 2.63%, due 06/30/2014		6,180,936
6,000,000	U.S. Treasury 2.38%, due 09/30/2014		6,193,596
3,000,000	U.S. Treasury 2.50%, due 04/30/2015		3,138,750
3,000,000	U.S. Treasury 2.13%, due 05/31/2015		3,119,298
6,000,000	U.S. Treasury 1.88%, due 06/30/2015		6,214,218
1,000,000	U.S. Treasury 1.50%, due 07/31/2016		1,035,312
4,000,000	U.S. Treasury 2.75%, due 05/31/2017		4,355,312
3,500,000	U.S. Treasury 2.50%, due 06/30/2017		3,777,813
4,000,000	U.S. Treasury 3.75%, due 11/15/2018		4,630,000
5,000,000	U.S. Treasury 2.75%, due 02/15/2019		5,512,500
2,000,000	U.S. Treasury 3.63%, due 08/15/2019		2,316,250
4,000,000	U.S. Treasury 3.38%, due 11/15/2019		4,578,752
5,000,000	U.S. Treasury 3.63%, due 02/15/2020		5,809,375
5,000,000	U.S. Treasury 3.50%, due 05/15/2020		5,773,440
6,000,000	U.S. Treasury 2.13%, due 08/15/2021		6,270,000
6,000,000	U.S. Treasury 2.00%, due 02/15/2022		6,168,282
6,000,000	U.S. Treasury 1.75%, due 05/15/2022		6,017,346
6,000,000	U.S. Treasury 3.50%, due 02/15/2039		6,524,064
6,000,000	U.S. Treasury 4.38%, due 05/15/2040		7,520,628
6,000,000	U.S. Treasury 3.75%, due 08/15/2041		6,785,628
6,000,000	U.S. Treasury 3.13%, due 11/15/2041		6,035,628
6,000,000	U.S. Treasury 3.00%, due 05/15/2042		5,874,372
2,506,660	U.S. Treasury (TIPS) 1.88%, due 07/15/2013		2,556,010
1,098,790	U.S. Treasury (TIPS) 1.63%, due 01/15/2018		1,281,034
2,197,580	U.S. Treasury (TIPS) 1.75%, due 01/15/2028		2,793,331

	Total investment in U.S. government treasury bonds
	(cost $133,823,843)	65.0%	138,601,994

	Total investment in long-term securities
	(cost $196,964,541)	96.8%	206,349,069

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Community Development Loans α
2,500,000	MicroVest Plus, LP Note 2.50%, matures 10/15/2013	1.1%	2,417,808

	Time Deposits
3,091,193	BBH Cash Management Service
	Wells Fargo, Grand Cayman 0.03%, due 04/01/2013	1.5%	3,091,193

	Total short-term securities
	(cost $5,509,001)	2.6%	5,509,001

	Total securities
	(cost $202,473,542)	99.4%	211,858,070

	Other assets and liabilities - net	0.6%	1,234,619

	Total net assets	100.0%	213,092,689

	α Market value adjustments have been applied to these securities to reflect potential early withdrawal.

The portfolio of investments as of March 31, 2013 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2013, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fixed-Income Fund

Cost of long-term investments	$196,964,541
Unrealized appreciation	$10,794,005
Unrealized depreciation	(1,409,477)

Net unrealized appreciation	$9,384,528

The Parnassus Fixed-Income Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-04 (“ASU 2011-04”), Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which amends guidance on fair value measurements to clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements (e.g., to require entities to disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level III of the fair value hierarchy) and to change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. For instance, the amendments clarify that premiums and discounts should only be applied if market participants would do so when pricing the asset or liability. Premiums and discounts related to the size of an entity’s holding (for example, a blockage factor) rather than as a characteristic of the asset or liability (for example, a control premium) is not permitted in a fair value measurement. The guidance also requires enhanced disclosures about fair value measurements, including, among other things, (a) for fair value measurements categorized within Level III of the fair value hierarchy, (1) quantitative information about the significant unobservable inputs used in the measurement, and (2) a description of the valuation processes used by the reporting entity, and (b) the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed (for example, a financial instrument that is measured at amortized cost in the statement of financial position but for which fair value is disclosed). The Fund adopted this guidance on January 1, 2012. Such adoption did not have a material impact on the Fund's 2012 financial statements.

The following table summarizes the portfolio's financial assets as of March 31, 2013, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$1,003,750	$-	$1,003,750
Corporate Bonds	-	61,743,955	-	61,743,955
Supranational Bonds	-	4,999,370	-	4,999,370
U.S. Government Treasury Bonds	-	138,601,994	-	138,601,994
Short-Term Investments	3,091,193	-	2,417,808	5,509,001
Total	$3,091,193	$206,349,069	$2,417,808	$211,858,070

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of March 31, 2013:

Community Development Loans

Balance as of December 31, 2012	$2,382,055
Discounts/premiums amortization	35,753
Purchases	-
Sales	-
Balance as of March 31, 2013	$2,417,808

There were no significant transfers between Level 1 and Level 2. Additionally, there were no significant transfers in and/or out of Level 3.

Quantitative information about Level 3 fair value measurements:

	Fair Value at	Valuation		Range /
	March 31, 2013	Technique	Unobservable Input	Weighted Average

Community Development Loans	$2,417,808	Liquidity Discount	Discount for Lack of Marketability	6%
			Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund's Certificates of Deposits are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund's Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund's valuation committee is comprised of independent trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Income Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 10, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 10, 2013

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	May 10, 2013